Quarterly Financial Information	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
Quarterly Financial Information (Unaudited)

(in Millions, Except Share and Per Share Data)	2012				2011
	1Q	2Q	3Q	4Q	1Q	2Q	3Q	4Q
Revenue	$940.7	$905.2	$902.4	$1,000.0	$795.0	$812.2	$862.1	$908.6
Gross Profit	347.3	337.8	315.5	340.6	288.1	298.8	287.4	293.1
Income (loss) from continuing operations before equity in (earnings) loss of affiliates, net interest income and expense and income taxes	188.0	175.5	146.8	147.9	155.0	155.6	135.6	141.1
Income (loss) from continuing operations (2)	132.0	118.4	100.9	114.6	105.4	121.1	97.2	90.3
Discontinued operations, net of income taxes	(7.4)	(8.1)	(6.3)	(8.4)	(8.0)	(8.9)	(6.3)	(8.6)
Net income (loss) (3)	124.6	110.3	94.6	106.2	97.4	112.2	90.9	81.7
Less: Net income attributable to noncontrolling interests	5.5	5.4	4.6	4.0	3.4	5.0	4.1	3.8
Net income (loss) attributable to FMC stockholders	$119.1	$104.9	$90.0	$102.2	$94.0	$107.2	$86.8	$77.9
Amounts attributable to FMC stockholders:
Continuing operations, net of income taxes	$126.5	$113.0	$96.3	$110.6	$102.0	$116.1	$93.1	$86.5
Discontinued operations, net of income taxes	(7.4)	(8.1)	(6.3)	(8.4)	(8.0)	(8.9)	(6.3)	(8.6)
Net income (loss)	$119.1	$104.9	$90.0	$102.2	$94.0	$107.2	$86.8	$77.9
Basic earnings (loss) per common share attributable to FMC stockholders:
Continuing operations	$0.91	$0.82	$0.70	$0.80	$0.71	$0.81	$0.65	$0.61
Discontinued operations	(0.05)	(0.06)	(0.05)	(0.06)	(0.06)	(0.06)	(0.04)	(0.06)
Basic net income (loss) per common share (1)	$0.86	$0.76	$0.65	$0.74	$0.65	$0.75	$0.61	$0.55
Diluted earnings (loss) per common share attributable to FMC stockholders:
Continuing operations	$0.90	$0.82	$0.70	$0.80	$0.71	$0.80	$0.65	$0.61
Discontinued operations	(0.05)	(0.06)	(0.05)	(0.06)	(0.06)	(0.06)	(0.04)	(0.06)
Diluted net income (loss) per common share (1)	$0.85	$0.76	$0.65	$0.74	$0.65	$0.74	$0.61	$0.55
Weighted average shares outstanding:
Basic	138.3	137.2	137.4	137.6	143.0	143.2	141.9	140.4
Diluted	139.5	138.3	138.4	138.6	144.2	144.4	143.1	141.4
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(1)	The sum of quarterly earnings per common share may differ from the full-year amount.

(2)
In the fourth quarter of 2012, our results were unfavorably impacted by $13.3 million ($9.3 million after-tax) of restructuring and other charges (income), which arose from the Lithium restructuring. (See Note 7).

(3)
In the fourth quarter of 2012, our results were favorably impacted due to a valuation allowance decrease of $14.9 million related to U.S. state net operating losses now expected to be recoverable (See Note 11).